Stockholders Equity (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
[custom:NumberOfWarrantsnonplanOptionsFive-0]	802,830
Exercise Price 1 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
[custom:NumberOfWarrantsnonplanOptionsOne-0]	25,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 5.00	$ 3.32
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms	8 years 1 month 24 days	8 years 10 months 24 days
Exercise Prices [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms	1 year 10 months 9 days
Exercise Price 2 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 3.32	$ 2.90
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms	1 year 1 month 9 days	1 year 10 months 9 days
[custom:NumberOfWarrantsnonplanOptionsTwo-0]	521,825
Exercise Price 3 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 2.90	$ 3.32
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms	1 year 1 month 9 days	1 year 10 months 9 days
[custom:NumberOfWarrantsnonplanOptionsThree-0]	78,000
Exercise Price 4 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 3.32	$ 9.10
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms	3 years 6 months	4 years 3 months
[custom:NumberOfWarrantsnonplanOptionsFour-0]	30,000
Exercise Price 5 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 9.10
[custom:NumberOfWarrantsnonplanOptionsFour-0]	148,005